VARIABLE INTEREST ENTITIES AND ACQUISITIONS	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
VARIABLE INTEREST ENTITIES AND ACQUISITIONS

16. VARIABLE INTEREST ENTITIES AND ACQUISITIONS

Sanabil SA

Effective on October 7, 2021, the Company completed a share purchase acquisition of Moulins Sanabil SA (“Sanabil SA”). By way of the acquisition, the Company acquired a 60% stake in a wheat milling business in the region of Meknes, Morocco.

Pursuant to the terms of the agreement, the purchase price of the acquisition was $332, fully paid in cash.

The following table represents the final allocation of the purchase consideration among assets acquired and liabilities assumed at their estimated acquisition date fair values:

September 30,
2021
Consideration paid:
Cash	$332
Assumed debt	6,548
Noncontrolling interest	221
Total consideration paid	$7,101

Net assets acquired:
Current assets	$4,665
Current liabilities	(4,416)
Property, plant and equipment	5,413
Tradename	323
Customer relationship	453
Total net assets acquired	6,438
Goodwill	663
Total consideration paid	$7,101

The valuation of the acquired intangible assets is inherently subjective and relies on significant unobservable inputs. The Company used an income approach to value the acquired customer relationships intangible assets. The method used for the acquired trade name intangible assets was the Relief from Royalty Method. The valuation for each of these intangible assets was based on estimated projections of expected cash flows to be generated by the assets, discounted to the present value at discount rates commensurate with perceived risk. The valuation assumptions take into consideration the Company’s estimates of customer attrition and revenue growth projections. The Company is amortizing the identifiable intangible assets arising from the Sanabil SA acquisition in relation to the expected cash flows from the individual intangible assets over their respective useful lives, which have a weighted average life of 20 years (see Note 8). Goodwill represents Sanabil SA’s market presence and its experienced workforce as well as future potential to generate cash flows and other economic benefits and results from assets that are not separately identifiable as part of the transaction and is not deductible for tax purposes.

The Company incurred no material transaction costs for the acquisition of Sanabil SA.

The carrying amount of Sanabil SA’s assets and liabilities included in the consolidated financial statements are as follows on December 31, 2022, and 2021:

	December 31,
	2022	2021
	(in thousands)
Cash and cash equivalents	$1,739	$2,670
Accounts receivable	1,001	1,944
Inventory	2,490	936
Other current assets	6,048	3,950
Property, plant, and equipment	4,411	5,233
Intangible assets	652	777
Goodwill	573	636
Total assets	$16,914	$16,146
Accounts payable	$4,170	$3,896
Other liabilities	5,674	6,807
Long-term debt	1,060	1,061
Total liabilities	$10,904	$11,764

The operating results of Sanabil SA included in the consolidated financial statements are as follows:

	December 31,
	2022	2021
	(in thousands)
Revenues	$22,765	$4,840
Net income	$426	$179

Pro Forma information

The following unaudited pro forma information presents the impact of the results of operations of Sanabil SA on the Company revenue and net income for the year ended December 31, 2021, and 2020 as if the Sanabil SA acquisition had been completed on January 1, 2020, with adjustments to give effect to pro forma events that are directly attributable to the Sanabil SA acquisition.

The unaudited pro forma information does not reflect any operating efficiencies or potential cost savings that may result from the consolidation of the operations of the Company and Sanabil SA. Accordingly, this unaudited pro forma information is presented for illustrative purposes and are not intended to represent or be indicative of the actual impact on the results of operations of the Company that would have been achieved had the Sanabil SA acquisition occurred at January 1, 2020, nor are they intended to represent or be indicative of impact on future results of operations:

	December 31,
	2021	2020
	(in thousands)
Revenues	$20,028	$21,915
Net loss	$(458)	$(522)

MDS Burkina

Effective on July 30, 2021, the Company completed a share purchase acquisition of MDS Burkina. By way of the acquisition, the Company acquired a 78.21% stake in a wheat milling business in Burkina.

Pursuant to the terms of the agreement, the Company will provide financial investments to MDS Burkina in the form of a cash consideration for a total amount of $6,153 fully paid in cash as of December 31, 2022. The amount invested will be used first to recapitalize the company and finance working capital.

The Company thus agreed to fund MDS Burkina for operational cash flow needs and bear the risk of its losses from operations and MDA Burkina agrees that the Company has rights to 78.21% of MDS Burkina’s net profits, if any.

The following table represents the preliminary allocation of the purchase consideration among assets acquired and liabilities assumed at their estimated acquisition date fair values:

Consideration paid:
Cash	$6,153
Assumed debt	7,348
Noncontrolling interest	1,714
Total consideration paid	$15,215

Net assets acquired:
Current assets	$4,559
Current liabilities	(1,144)
Property, plant and equipment	9,970
Total net assets acquired	13,385
Goodwill	1,830
Total consideration paid	$15,215

Goodwill represents MDS Burkina’s market presence and its experienced workforce as well as future potential to generate cash flows and other economic benefits and results from assets that are not separately identifiable as part of the transaction and is not deductible for tax purposes.

The Company incurred no material transaction costs for the acquisition of MDS Burkina.

The carrying amount of MDS Burkina’s assets and liabilities included in the consolidated financial statements are as follows on December 31, 2022, and 2021:

	December 31,
	2022	2021
	(in thousands)
Cash	$192	$170
Accounts receivable	-	189
Inventory	163	1,038
Other current assets	51	2,126
Property, plant, and equipment	8,793	9,449
Goodwill	1,642	1,744
Total assets	$10,841	$14,716
Accounts payable	$172	$476
Other current liabilities	3,190	507
Long-term debt	1,714	6,621
Total liabilities	$5,076	$7,604

The operating results of MDA Burkina included in the consolidated financial statements are as follows:

	December 31,
	2022	2021
	(in thousands)
Revenues	$2,678	$-
Net loss	$(906)	$(398)

Pro Forma information

The following unaudited pro forma information presents the impact of the results of operations of MDS Burkina on the Company revenue and net income for the year ended December 31, 2021, and 2020 as if the MDS Burkina acquisition had been completed on January 1, 2020, with adjustments to give effect to pro forma events that are directly attributable to the MDS Burkina acquisition.

The unaudited pro forma information does not reflect any operating efficiencies or potential cost savings that may result from the consolidation of the operations of the Company and MDS Burkina. Accordingly, this unaudited pro forma information is presented for illustrative purposes and are not intended to represent or be indicative of the actual impact on the results of operations of the Company that would have been achieved had the MDS Burkina acquisition occurred at January 1, 2020, nor are they intended to represent or be indicative of impact on future results of operations:

	December 31,
	2021	2020
	(in thousands)
Revenues	$520	$272
Net loss	$(817)	$(1,001)

MDS Mali

Effective on April 30, 2021, the Company completed a share purchase acquisition of MDS Mali. By way of the acquisition, the Company acquired a 70.35% stake in a wheat milling business in Mali.

Pursuant to the terms of the agreement, the Company will provide financial investments to MDS Mali in the form of a cash consideration for a total amount of $9,579 fully paid in cash as of December 31, 2022. The amount invested will be used first to recapitalize the company and finance working capital.

The following table represents the final allocation of the purchase consideration among assets acquired and liabilities assumed at their estimated acquisition date fair values:

Consideration paid:
Cash	$9,579
Assumed debt	9,723
Noncontrolling interest	4,037
Total consideration paid	$23,339

Net assets acquired:
Current assets	$16,715
Current liabilities	(7,293)
Property, plant and equipment	8,289
Tradename	734
Customer relationship	1,760
Other intangible assets	20
Total net assets acquired	20,225
Goodwill	3,114
Total consideration paid	$23,339

The valuation of the acquired intangible assets is inherently subjective and relies on significant unobservable inputs. The Company used an income approach to value the acquired customer relationships intangible assets. The method used for the acquired trade name intangible assets was the Relief from Royalty Method. The valuation for each of these intangible assets was based on estimated projections of expected cash flows to be generated by the assets, discounted to the present value at discount rates commensurate with perceived risk. The valuation assumptions take into consideration the Company’s estimates of customer attrition and revenue growth projections.

The Company is amortizing the identifiable intangible assets arising from the MDS Mali acquisition in relation to the expected cash flows from the individual intangible assets over their respective useful lives, which have a weighted average life of 20 years (see Note 8).

Goodwill represents MDS Mali’s market presence and its experienced workforce as well as future potential to generate cash flows and other economic benefits and results from assets that are not separately identifiable as part of the transaction and is not deductible for tax purposes.

The Company incurred no material transaction costs for the acquisition of MDS Mali.

The carrying amount of MDS Mali’s assets and liabilities included in the consolidated financial statements are as follows on December 31, 2022, and 2021:

	December 31,
	2022	2021
	(in thousands)
Cash	$556	$1,011
Accounts receivable	598	1,790
Inventory	1,306	3,132
Other current assets	3	7,571
Property, plant, and equipment	6,732	7,320
Intangible assets	2,072	2,287
Goodwill	2,749	2,919
Total assets	$14,016	$26,030
Accounts payable	$358	$4,493
Other current liabilities	1,456	1,017
Long-term debt	3,531	7,121
Total liabilities	$5,345	$12,631

The operating results of MDA Mali included in the consolidated financial statements are as follows:

	December 31,
	2022	2021
	(in thousands)
Revenues	$24,061	$15,353
Net income	$271	$656

Pro Forma information

The following unaudited pro forma information presents the impact of the results of operations of MDS Mali on the Company revenue and net income for the year ended December 31, 2021, and 2020 as if the MDS Mali acquisition had been completed on January 1, 2020, with adjustments to give effect to pro forma events that are directly attributable to the MDS Mali acquisition.

The unaudited pro forma information does not reflect any operating efficiencies or potential cost savings that may result from the consolidation of the operations of the Company and MDS Mali. Accordingly, this unaudited pro forma information is presented for illustrative purposes and are not intended to represent or be indicative of the actual impact on the results of operations of the Company that would have been achieved had the MDS Mali acquisition occurred at January 1, 2020, nor are they intended to represent or be indicative of impact on future results of operations:

	December 31,
	2021	2020
	(in thousands)
Revenues	$19,348	$11,008
Net income (loss)	$831	$(19)

Trigola

Effective on November 5, 2020, pursuant to an investment and shareholders agreement dated November 5, 2020, the Company entered into an agreement with Trigola, an entity incorporated in the Republic of Angola and owned by the Parent for a majority for a share in Trigola’s equity of 75%. Pursuant to the terms of the agreement, the Company will provide financial investments for the construction, commissioning and operation of a new industrial facility for the processing of wheat and the production of wheat flour, management services and other services on an exclusive basis in relation to Trigola’s business. The Company agrees to fund Trigola for operational cash flow needs and bear the risk of Trigola’s losses from operations and Trigola agreed that the Company has rights to 75% of Trigola’s net profits, if any.

The carrying amount of the Trigola’s assets and liabilities included in the consolidated financial statements are as on December 31, 2022, and 2021:

	December 31,
	2022	2021
	(in thousands)
Cash	$1,943	$98
Other current assets	162	400
Property, plant, and equipment	5,391	4,124
Total assets	$7,496	$4,622
Accounts payable	$7,496	$4,122
Other current liabilities	28	161
Total liabilities	$7,524	$4,283

The operating results of Trigola included in the consolidated financial statements are as follows for the year ended December 31, 2022, and 2021:

	December 31,
	2022	2021
	(in thousands)
Revenues	$-	$953
Net loss	$(378)	$(47)

On September 30, 2021, the Company acquired 37.10% of the capital stock of GMT Niger headquartered in Niger, which is a non-operational wheat milling facility. The Company has accounted for this investment as an equity method investment. GMT Niger was non-operational for the year ended December 31, 2022, and 2021, as such, no gain or loss representing the Company’s portion of ownership was recorded.